ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Royalty Interests and Deferred Acquisition Costs [Abstract]
Write off of exploration and evaluation assets			$ 0.3
Côté-Gosselin NSR, additional interest acquired	0.15%	0.15%
Côté-Gosselin NSR, cash consideration	$ 3.4	$ 2.4
Côté-Gosselin NSR, total ownership	1.50%	1.50%